QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.

Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804)267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (unaudited)

COMMON STOCKS - 100.38%	Shares	Fair Value

AEROSPACE & DEFENSE - 4.15%
Kratos Defense & Security Solutions Inc.	100,696	$1,036,162

AGRICULTURAL PRODUCTS - 3.90%
S&W Seed Company	270,646	974,325

BEVERAGES - 4.54%
Primo Water Corp.	96,873	1,134,383

COMMUNICATIONS EQUIPMENT - 7.46%
Lumentum Holdings Inc.	14,616	932,501
ViaSat, Inc.	14,161	930,661

		1,863,162

CONSUMER DISCRETIONARY - 3.62%
Century Communities, Inc.	9,592	287,280
Gentex Corporation	7,421	170,831
L Brands, Inc.	4,121	157,463
Sinclair Broadcast Group, Inc. - Class A	9,252	289,588

		905,162

ENERGY - 5.73%
Amyris, Inc.	44,000	294,360
Hi-Crush Partners LP	23,630	250,478
Martin Midstream Partners L.P.	22,509	303,872
Select Energy Services, Inc. Class A	22,670	286,095
Southwestern Energy Company	68,629	297,164

		1,431,969

HEALTH CARE - 5.23%
Alnylam Pharmaceuticals, Inc.	1,202	143,158
Kindred Biosciences, Inc.	111,863	967,615
Shire PLC	1,311	195,850

		1,306,623

HOTELS - 4.03%
Red Lion Hotels Corp.	103,354	1,007,702

INDUSTRIAL - 4.88%
Carlisle Companies Incorporated	1,594	166,430
HC2 Holdings, Inc.	200,000	1,052,000

		1,218,430

INFORMATION TECHNOLOGY - 3.68%
Monotype Imaging Holdings Inc.	41,000	920,450

INTERNET SOFTWARE & SERVICES - 11.66%
Groupon, Inc.	226,116	981,343
Stamps.com Inc.	4,848	974,690
TrueCar, Inc.	101,106	956,463

		2,912,496

MATERIALS - 3.49%
Ferroglobe PLC	81,162	870,868

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (unaudited)

	Shares	Fair Value
MEDIA - 4.02%
AMC Entertainment Holdings, Inc.	71,468	$1,004,125

REAL ESTATE - 2.46%
Industrial Logistics Properties Trust	14,714	299,283
UMH Properties, Inc.	23,480	314,867

		614,150

SEMICONDUCTOR - 11.47%
Marvell Technology Group Ltd.	43,693	917,553
ON Semiconductor Corp.	40,760	996,990
Skyworks Solutions, Inc.	9,480	950,465

		2,865,008

SOFTWARE - 4.17%
NetScout Systems, Inc.	39,537	1,041,800

TECHNOLOGY HARDWARE STORAGE - 12.14%
Finjan Holdings, Inc.	349,795	1,136,834
Iteris Inc.	172,999	858,075
Limelight Networks, Inc.	252,738	1,038,753

		3,033,662

TELECOMMUNICATIONS - 3.75%
Ooma, Inc.	85,979	937,171

TOTAL COMMON STOCKS - 100.38%		25,077,648

NET INVESTMENTS IN SECURITIES - 100.38%		25,077,648
Liabilities, in excess of other assets - (0.38)%		(94,229)

NET ASSETS - 100.00%		$24,983,419

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$25,077,648	$–	$–	$25,077,648

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2018.

At March 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $23,888,219 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,777,215
Gross unrealized depreciation	(1,587,786)

Net unrealized appreciation	$1,189,429

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: May 24, 2018

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 24, 2018